Property and Equipment (Tables)	12 Months Ended
Jun. 30, 2017
Components of Property and Equipment

Property and equipment consist of the following:

June 30, 2017	Cost	Accumulated Depreciation	Net Book Value	Useful Life in years
Land	$5,537	$—	$5,537
Buildings	6,332	(1,902)	4,430	40
Transportation equipment	450,436	(242,109)	208,327	7 to 11
Leasehold improvements	10,138	(5,846)	4,292	The shorter of the life of lease or the useful life of the asset
Other machinery and equipment	35,368	(26,756)	8,612	3 to 5

	$507,811	$(276,613)	$231,198

June 30, 2016	Cost	Accumulated Depreciation	Net Book Value	Useful Life in years
Land	$5,471	$—	$5,471
Buildings	5,978	(1,469)	4,509	40
Transportation equipment	435,339	(231,392)	203,947	7 to 11
Leasehold improvements	8,886	(4,809)	4,077	The shorter of the life of lease or the useful life of the asset
Other machinery and equipment	33,535	(22,967)	10,568	3 to 5

	$489,209	$(260,637)	$228,572